Intangibles	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Intangibles [Line Items]
Intangibles

6. Intangibles

Intangible assets consist of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021
	Estimated Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	15 years	$37,530	$(5,605)	$31,925
Computer software	5 years	294,147	(204,874)	89,273
Operating licenses	Indefinite	8,375,514	—	8,375,514
Internally developed software	4-5 years	5,747,473	(3,431,103)	2,316,370
		$14,454,664	$(3,641,582)	$10,813,082
	December 31, 2020
	Estimated Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	15 years	$23,382	$(4,107)	$19,275
Computer software	5 years	294,148	(161,332)	132,816
Operating licenses	Indefinite	8,375,514	—	8,375,514
Internally developed software	4-5 years	4,189,662	(2,043,161)	2,146,501
		$12,882,706	$(2,208,600)	$10,674,106

The Company recorded amortization expense of $1,432,983 and $1,087,456 for the nine months ended September 30, 2021 and 2020, respectively.

The Company recorded amortization expense of $552,999 and $362,434 for the three months ended September 30, 2021 and 2020, respectively.

Future amortization expense at September 30, 2021 for the next five years and in the aggregate are as follows:

Amortization Expense
2021, remaining	$308,075
2022	1,206,873
2023	641,265
2024	151,934
2025	108,141
Thereafter	21,280
Total	$2,437,568

6. Intangibles

Intangible assets consist of the following as of December 31, 2020 and 2019:

	December 31, 2020
	Estimated Useful Life (Years)	Gross Carrying Amount	Additions	Accumulated Amortization	Net Carrying Amount
Patents	15 years	$17,197	$6,185	$(4,107)	$19,275
Computer software	5 years	279,249	14,899	(161,332)	132,816
Operating licenses	Indefinite	8,175,514	200,000	—	8,375,514
Internally developed software	4 – 5 years	2,256,001	1,933,661	(2,043,161)	2,146,501
		$10,727,961	$2,154,745	$(2,208,600)	$10,674,106
	December 31, 2019
	Estimated Useful Life (Years)	Gross Carrying Amount	Additions	Accumulated Amortization	Net Carrying Amount
Patents	15 years	$9,630	$7,567	$(2,783)	$14,414
Computer software	5 years	258,901	20,348	(103,120)	176,129
Operating licenses	Indefinite	7,462,210	713,304	—	8,175,514
Internally developed software	4 – 5 years	645,112	1,610,889	(651,482)	1,604,519
		$8,375,853	$2,352,108	$(757,385)	$9,970,576

The Company recorded amortization expense of $1,451,214 and $640,086 for the years ended December 31, 2020 and 2019, respectively. The Company capitalized software development costs for internal use purposes of approximately $1,933,661 and $1,610,889 during the years ended December 31, 2020 and 2019, respectively.

Future amortization expense at December 31, 2020 for the next five years and in the aggregate are as follows:

Years ending December 31,	Amortization Expense
2021	899,762
2022	889,158
2023	438,741
2024	50,275
Thereafter	20,656
Total	$2,298,592